Accounts payable and accrued liabilities	12 Months Ended
Dec. 31, 2017
Accounts Payable and Accrued Liabilities, Current [Abstract]
Accounts payable and accrued liabilities
13. Accounts payable and accrued liabilities:

	December 31, 2017	December 31, 2016
Trade accounts payable	$60,705	$59,096
Accrued payroll	17,188	11,617
Accrued interest	1,567	1,977
Due to related parties (note 20)	—	1,191
Taxes payable	511	695
Other payables	7,179	5,367
	$87,150	$79,943